Condensed Interim Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.000001	$ 0.000001	$ 0.000001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.000001	$ 0.000001	$ 0.000001
Common stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares outstanding	256,099,174	229,501,661	164,435,826
Common stock, shares issued	256,099,174	229,501,661	164,435,826